Sealed Air Corporation 200 Riverfront Boulevard Elmwood Park, NJ 07407 201-791-7600 Fax: 201-703-4113 www.sealedair.com

February 25, 2011

Securities and Exchange Commission
100 F Street, NE
Washington DC 20549

Sealed Air Corporation
Commission File No. 1-12139

Greetings:

On behalf of Sealed Air Corporation (the “Company”), we have enclosed for filing under Section 13 of the Securities Exchange Act of 1934, as amended, the Company’s Annual Report on Form 10-K for the year ended December 31, 2010, which is being filed electronically through the EDGAR System. No fee is required with this filing.

The paper filing of the Company’s 2010 Annual Report to Stockholders will be sent to the Securities and Exchange Commission at the time the Company files its definitive proxy statement for its 2011 Annual Meeting of Stockholders.

Very truly yours,

Sealed Air Corporation

By:	/s/ Frank Scognamiglio
Frank Scognamiglio
Director of External Reporting

Enclosures
cc: New York Stock Exchange, Inc.